Exhibit 99.1

World Omni Auto Receivables Trust 2018-B

Monthly Servicer Certificate

April 30, 2021

Dates Covered
Collections Period	04/01/21 - 04/30/21
Interest Accrual Period	04/15/21 - 05/16/21
30/360 Days	30
Actual/360 Days	32
Distribution Date	05/17/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/21	199,285,283.91	15,591
Yield Supplement Overcollateralization Amount 03/31/21	8,180,141.50	0
Receivables Balance 03/31/21	207,465,425.41	15,591
Principal Payments	11,552,261.02	379
Defaulted Receivables	199,625.34	12
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/21	7,501,615.69	0
Pool Balance at 04/30/21	188,211,923.36	15,200

Pool Statistics	$ Amount	# of Accounts
Pool Factor	22.21%
Prepayment ABS Speed	1.28%
Aggregate Starting Principal Balance	881,240,341.17	36,325

Delinquent Receivables:
Past Due 31-60 days	1,116,680.14	63
Past Due 61-90 days	249,129.43	15
Past Due 91-120 days	48,520.66	4
Past Due 121+ days	0.00	0
Total	1,414,330.23	82

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.72%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.15%
Delinquency Trigger Occurred	NO

Recoveries	209,659.38
Aggregate Net Losses/(Gains) - April 2021	-10,034.04
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	-0.06%
Prior Net Losses Ratio	0.20%
Second Prior Net Losses Ratio	-0.55%
Third Prior Net Losses Ratio	0.09%
Four Month Average	-0.08%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.02%

Overcollateralization Target Amount	8,171,418.89
Actual Overcollateralization	8,171,418.89
Weighted Average APR	2.97%
Weighted Average APR, Yield Adjusted	6.08%
Weighted Average Remaining Term	31.36

Flow of Funds	$ Amount
Collections	12,275,402.41
Investment Earnings on Cash Accounts	35.52
Servicing Fee	(172,887.85)
Transfer to Collection Account	0.00
Available Funds	12,102,550.08

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	407,999.66
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	64,773.67
(5) Noteholders' Second Priority Principal Distributable Amount	2,901,941.66
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	8,171,418.89
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	556,416.20

Total Distributions of Available Funds	12,102,550.08

Servicing Fee	172,887.85
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

1

Note Balances & Note Factors	$ Amount
Original Class A	778,320,000.00
Original Class B	24,520,000.00

Total Class A & B
Note Balance @ 04/15/21	191,113,865.02
Principal Paid	11,073,360.55
Note Balance @ 05/17/21	180,040,504.47

Class A-1
Note Balance @ 04/15/21	0.00
Principal Paid	0.00
Note Balance @ 05/17/21	0.00
Note Factor @ 05/17/21	0.0000000%

Class A-2
Note Balance @ 04/15/21	0.00
Principal Paid	0.00
Note Balance @ 05/17/21	0.00
Note Factor @ 05/17/21	0.0000000%

Class A-3
Note Balance @ 04/15/21	94,873,865.02
Principal Paid	11,073,360.55
Note Balance @ 05/17/21	83,800,504.47
Note Factor @ 05/17/21	30.7186600%

Class A-4
Note Balance @ 04/15/21	71,720,000.00
Principal Paid	0.00
Note Balance @ 05/17/21	71,720,000.00
Note Factor @ 05/17/21	100.0000000%

Class B
Note Balance @ 04/15/21	24,520,000.00
Principal Paid	0.00
Note Balance @ 05/17/21	24,520,000.00
Note Factor @ 05/17/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	472,773.33
Total Principal Paid	11,073,360.55
Total Paid	11,546,133.88

Class A-1
Coupon	2.25000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.57000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	2.87000%
Interest Paid	226,906.66
Principal Paid	11,073,360.55
Total Paid to A-3 Holders	11,300,267.21

Class A-4
Coupon	3.03000%
Interest Paid	181,093.00
Principal Paid	0.00
Total Paid to A-4 Holders	181,093.00

Class B
Coupon	3.17000%
Interest Paid	64,773.67
Principal Paid	0.00
Total Paid to B Holders	64,773.67

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.5888762
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	13.7927365
Total Distribution Amount	14.3816127

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.8317693
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	40.5914976
Total A-3 Distribution Amount	41.4232669

A-4 Interest Distribution Amount	2.5250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.5250000

B Interest Distribution Amount	2.6416668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.6416668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	262.07
Noteholders' Principal Distributable Amount	737.93

2

Account Balances	$ Amount
Reserve Account
Balance as of 04/15/21	2,042,854.72
Investment Earnings	29.37
Investment Earnings Paid	(29.37)
Deposit/(Withdrawal)	-
Balance as of 05/17/21	2,042,854.72
Change	-

Required Reserve Amount	2,042,854.72

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$473,677.58	$507,766.11	$851,720.96
Number of Extensions	28	30	48
Ratio of extensions to Beginning of Period Receivables Balance	0.23%	0.23%	0.37%

3